UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY DIVIDEND AND INCOME FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 60.2%
CONSUMER DISCRETIONARY - 3.4%
Leisure Equipment & Products - 0.3%
90,000	Hasbro, Inc.	$1,702,800

Media - 3.1%
113,000	Gannett Co., Inc.	8,701,000
424,000	The Walt Disney Co.	11,193,600

		19,894,600

	TOTAL CONSUMER DISCRETIONARY	21,597,400

CONSUMER STAPLES - 11.0%
Beverages - 2.7%
85,000	The Coca-Cola Co.	3,692,400
237,377	PepsiCo, Inc.	13,207,656

		16,900,056

Food Products - 4.4%
1,948	Aurora Foods Inc. (a)(b)	0
80,000	Campbell Soup Co.	2,379,200
120,000	General Mills, Inc.	5,928,000
145,000	H.J. Heinz Co.	5,343,250
50,000	Hershey Foods Corp.	3,195,000
90,000	Kraft Foods Inc., Class A Shares	2,916,900
110,000	Wm. Wrigley Jr. Co.	7,604,300

		27,366,650

Household Products - 2.5%
100,000	Kimberly-Clark Corp.	6,245,000
175,000	The Procter & Gamble Co.	9,476,250

		15,721,250

Personal Products - 1.4%
175,000	The Gillette Co.	9,037,000

	TOTAL CONSUMER STAPLES	69,024,956

ENERGY - 5.3%
Energy Equipment & Services - 1.0%
100,000	Schlumberger Ltd.	6,841,000

Oil & Gas - 4.3%
150,000	BP PLC, Sponsored ADR	9,135,000
84,000	Canadian Natural Resources Ltd.	4,161,360
235,918	Exxon Mobil Corp.	13,454,404

		26,750,764

	TOTAL ENERGY	33,591,764

FINANCIALS - 7.2%
Banks - 2.9%
100,000	The Bank of New York Co., Inc.	2,794,000
75,000	Brookline Bancorp, Inc.	1,125,000
25,000	M&T Bank Corp.	2,586,250
75,000	U.S. Bancorp	2,092,500
159,005	Wells Fargo & Co.	9,530,760

		18,128,510

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 1.8%
198,000	JPMorgan Chase & Co.	$7,027,020
80,000	Morgan Stanley	4,209,600

		11,236,620

Insurance - 2.5%
50,000	American International Group, Inc.	2,542,500
25,000	Lincoln National Corp.	1,124,250
150,000	Old Republic International Corp.	3,540,000
250,000	The St. Paul Travelers Cos., Inc.	8,950,000

		16,156,750

	TOTAL FINANCIALS	45,521,880

HEALTHCARE - 7.8%
HealthCare Equipment & Supplies - 1.3%
110,000	C.R. Bard, Inc.	7,828,700

Pharmaceuticals - 6.5%
80,000	Eli Lilly & Co.	4,677,600
226,690	Johnson & Johnson	15,557,735
135,000	Merck & Co., Inc.	4,576,500
50,000	Novartis AG, ADR	2,436,500
300,000	Pfizer Inc.	8,151,000
125,000	Wyeth	5,617,500

		41,016,835

	TOTAL HEALTHCARE	48,845,535

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.9%
75,000	Lockheed Martin Corp.	4,571,250
766	Northrop Grumman Corp.	42,007
150,000	Raytheon Co.	5,641,500
75,000	United Technologies Corp.	7,629,000

		17,883,757

Building Products - 0.9%
185,000	Masco Corp.	5,825,650

Commercial Services & Supplies - 2.3%
100,000	Automatic Data Processing, Inc.	4,344,000
70,000	Avery Dennison Corp.	3,664,500
50,000	Pitney Bowes, Inc.	2,236,000
150,000	Waste Management, Inc.	4,273,500

		14,518,000

Electrical Equipment - 0.4%
100,000	American Power Conversion Corp.	2,426,000

Industrial Conglomerates - 5.4%
166,000	3M Co.	12,694,020
415,000	General Electric Co.	15,023,000
120,000	Honeywell International Inc.	4,291,200
70,000	Tyco International Ltd.	2,191,700

		34,199,920

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Road & Rail - 0.7%
50,000	Burlington Northern Santa Fe Corp.	$2,412,500
50,000	Canadian Pacific Railway Ltd.	1,746,000

		4,158,500

	TOTAL INDUSTRIALS	79,011,827

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.5%
203,190	Motorola, Inc.	3,116,935

Computers & Peripherals - 0.7%
125,000	Hewlett-Packard Co.	2,558,750
25,000	International Business Machines Corp.	1,909,500

		4,468,250

Electronic Equipment & Instruments - 0.1%
22,435	Freescale Semiconductor, Inc., Class B Shares (a)	423,124

Software - 0.6%
145,000	Microsoft Corp.	3,668,500

	TOTAL INFORMATION TECHNOLOGY	11,676,809

MATERIALS - 7.1%
Chemicals - 3.9%
150,000	The Dow Chemical Co.	6,889,500
212,000	E.I. du Pont de Nemours and Co.	9,987,320
115,000	PPG Industries, Inc.	7,768,250

		24,645,070

Metals & Mining - 1.6%
140,005	Alcoa Inc.	4,062,945
50,000	Rio Tinto PLC, Sponsored ADR	6,030,000

		10,092,945

Paper & Forest Products - 1.6%
100,000	International Paper Co.	3,429,000
90,000	Weyerhaeuser Co.	6,174,900

		9,603,900

	TOTAL MATERIALS	44,341,915

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
1,044	McLeodUSA, Inc., Class A Shares (a)	136
65,000	SBC Communications Inc.	1,547,000
20,691	Telewest Global Inc. (a)	383,611
105,000	Verizon Communications Inc.	3,759,000
63,100	Vodafone Group PLC, Sponsored ADR	1,649,434

		7,339,181

Wireless Telecommunication Services - 0.0%
11,158	Crown Castle International Corp. (a)	179,979

	TOTAL TELECOMMUNICATION SERVICES	7,519,160

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES		SECURITY	VALUE
UTILITIES - 2.7%
Electric Utilities - 1.5%
70,000		Ameren Corp.	$3,619,000
140,000		Cinergy Corp.	5,544,000

			9,163,000

Gas Utilities - 1.2%
115,000		KeySpan Corp.	4,361,950
150,000		NiSource Inc.	3,486,000

			7,847,950

		TOTAL UTILITIES	17,010,950

		TOTAL COMMON STOCK (Cost - $319,558,811)	378,142,196

CONVERTIBLE PREFERRED STOCK - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
243		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	236,895
6,100		Crown Castle International Corp., 6.250% due 8/15/12	295,088

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $259,300)	531,983

FACE AMOUNT	RATING(c)
CORPORATE BONDS & NOTES - 17.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.3%
$135,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	139,725
1,500,000	A	Johnson Controls Inc., Sr. Notes, 5.000% due 11/15/06 (d)	1,517,186
200,000	B-	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	201,000
200,000	BB-	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	208,000

			2,065,911

Automobiles - 0.1%
1,000,000	Baa1*	Ford Motor Co., Notes, 7.450% due 7/16/31	823,827

Hotels, Restaurants & Leisure - 0.9%
185,000	B+	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	202,112
200,000	B3*	AMF Bowling Worldwide., Sr. Sub. Notes, 10.000% due 3/1/10 (e)	201,000
250,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (e)	247,500
225,000	B-	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (e)	231,187
225,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (e)	235,687
200,000	B	Inn of The Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/11	235,500
250,000	B	Isle of Capri Casinos Inc., Sr. Sub. Notes, 7.000% due 3/1/14	243,750
250,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	268,750
200,000	B	Las Vegas Sands Corp., 6.375% due 2/15/15 (e)	188,500
125,000	B-	Leslie’s Poolmart, 7.750% due 2/1/13 (e)	124,375
		Mandalay Resort Group:
140,000	B+	Sr. Sub. Debentures, 7.625% due 7/15/13	145,250
390,000	B+	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	429,975

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Hotels, Restaurants & Leisure - 0.9% (continued)
		Meristar Hospitality Corp.:
$200,000	CCC+	9.000% due 1/15/08	$203,000
50,000	CCC+	9.125% due 1/15/11	50,500
125,000	B+	Mohegan Tribal Gaming, 6.875% due 2/15/15 (e)	123,750
		MGM MIRAGE Inc., Sr. Sub. Notes:
100,000	B+	9.750% due 6/1/07	108,250
360,000	B+	8.375% due 2/1/11	384,300
490,000	BB-	Park Place Entertainment Corp., Sr. Sub. Notes, 8.125% due 5/15/11	551,250
250,000	B-	Pinnacle Entertainment Inc., 8.250% due 3/15/12	246,250
275,000	CCC+	Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09	265,375
		Six Flags, Inc., Sr. Notes:
100,000	CCC	9.750% due 4/15/13	88,000
125,000	CCC	9.625% due 6/1/14	106,250
200,000	B+	Station Casinos Inc., 6.875% due 3/1/16	203,000
250,000	B+	Turning Stone Casino Entertainment, 9.125% due 12/15/10 (e)	257,500

			5,341,011

Household Durables - 0.0%
125,000	B-	Sealy Mattress Co., Sr. Sub. Discount Notes, Series B, 8.250% due 6/15/14 (e)	126,875

Media - 1.2%
50,000	B-	Advertising Directory Solution, Sr. Notes, 9.250% due 11/15/12 (e)	52,500
58,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	57,710
850,000	BBB	AT&T Broadband Corp., Notes, 8.375% due 3/15/13	1,033,452
418,845	B-	Canwest Media Inc., 8.000% due 9/15/12 (e)	430,363
		Charter Communications Holdings Inc., Sr. Discount Notes:
355,000	CCC-	11.750% due 1/15/10	282,225
405,000	CCC-	Step bond to yield 13.489% due 1/15/11	303,750
630,000	CCC-	Step bond to yield 18.006% due 5/15/11	404,775
275,000	B-	Cinemark Inc., Sr. Discount Notes, step bond to yield 9.743% due 3/15/14 (e)	190,437
		CSC Holdings Inc.:
130,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	132,600
495,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	543,262
377,000	BB-	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	402,919
645,000	CCC+	Insight Communications Co., Sr. Discount Notes, step bond to yield 11.799% due 2/15/11	638,550
25,000	CCC+	LCE Acquisition Corp, 9.000% due 8/1/14 (e)	24,125
250,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	240,625
225,000	B-	Nexstar Finance, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	207,000
935,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Notes, 11.000% due 12/1/15	1,015,644
335,000	CCC+	Spanish Broadcasting System, Inc., Sr. Sub. Notes, 9.625% due 11/1/09	351,331
1,225,000	BBB+	Time Warner Inc., Sr. Notes, 6.625% due 5/15/29	1,335,942

			7,647,210

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Multiline Retail - 0.3%
$1,500,000	A	Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05	$1,506,193
112,000	BB+	J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12	128,800

			1,634,993

Specialty Retail - 0.5%
120,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	106,200
175,000	CCC+	General Nutrition Center, Sr. Sub. Notes, 8.500% due 12/1/10	134,750
1,275,000	AA	The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06	1,292,047
125,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (e)	118,437
1,020,000	A+	Lowe’s Cos., Inc., Sr. Notes, 7.500% due 12/15/05	1,044,156
150,000	B+	Rainbow National Services LLC, Sr. Sub. Notes, 10.375% due 9/1/14 (e)	170,250
307,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	331,560

			3,197,400

Textiles, Apparel & Luxury Goods - 0.1%
100,000	B-	Collins & Aikman Floor Cover, 9.750% due 2/15/10	105,500
		Levi Strauss & Co., Sr. Notes:
50,000	B-	7.730% due 4/1/12 (e)	46,250
55,000	B-	12.250% due 12/15/12	58,575
225,000	B-	9.750% due 1/15/15 (e)	216,000
225,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	234,000
198,000	B+	William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	218,790

			879,115

		TOTAL CONSUMER DISCRETIONARY	21,716,342

CONSUMER STAPLES - 1.1%
Beverages - 0.2%
1,100,000	A	Brown-Forman Corp., Notes, 3.000% due 3/15/08	1,066,429
175,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	184,625

			1,251,054

Food & Drug Retailing - 0.7%
150,000	BB	Ahold Lease USA Inc., 8.620% due 1/2/25	164,344
225,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	228,375
		Doane Pet Care Co., Sr. Sub. Notes:
30,000	CCC+	9.750% due 5/15/07	29,700
200,000	CCC+	10.750% due 3/1/10	211,000
1,000,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	1,042,617
200,000	B+	Pilgrim’s Pride Corp., Sr. Sub. Notes, 9.250% due 11/15/13	224,000
275,000	B-	Pinnacle Foods Holding Corp, Sr. Sub. Notes, 8.250% due 12/1/13 (e)	229,625
855,000	BBB	Safeway Inc., Sr. Notes, 6.500% due 3/1/11	946,577
1,500,000	A+	Sysco Corp., Notes, 4.750% due 7/30/05 (d)	1,504,986

			4,581,224

Household Products - 0.0%
400,000	B-	Simmons Co., step bond to yield 10.002% due 12/15/14 (e)	222,000

Personal Products - 0.2%
975,000	AA-	Colgate-Palmolive Co., Medium-Term Notes, Series D, 5.340% due 3/27/06	989,806
175,000	CCC+	Del Laboratories, Inc., 8.000% due 2/1/12 (e)	166,250

			1,156,056

		TOTAL CONSUMER STAPLES	7,210,334

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
$105,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	$112,087
725,000	CCC+	Dynegy Holdings Inc., 8.750% due 2/15/12	647,062
180,000	BB-	SESI LLC, Sr. Notes, 8.875% due 5/15/11	193,500

			952,649

Oil & Gas - 0.8%
350,000	BB-	Chesapeake Energy Corp., 6.625% due 1/15/16 (e)	346,500
800,000	CCC+	El Paso Corp., Sr. Medimun-Term Notes, 7.750% due 1/15/32	740,000
200,000	B	Exco Resources Inc., 7.250% due 1/15/11	198,000
225,000	B	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	237,937
123,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	137,145
202,000	NR	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	217,910
170,000	B+	Plains Exploration & Production Co., L.P., Sr. Sub. Notes, Series B, 8.750% due 7/1/12	184,450
1,025,000	BBB+	Precision Drilling Corp, Notes, 5.625% due 6/1/14	1,065,320
250,000	B+	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	257,500
220,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	236,500
950,000	BBB-	Valero Energy Corp., Notes, 7.500% due 4/15/32	1,125,512
250,000	BB-	Vintage Petroleum, Sr. Notes, 8.250% due 5/1/12	270,625
185,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (e)	199,181

			5,216,580

		TOTAL ENERGY	6,169,229

FINANCIALS - 4.5%
Banks - 1.5%
900,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	947,975
1,000,000	Baa2*	Banco Mercantil del Norte SA, Sub. Notes, 5.875% due 2/17/14 (e)	1,007,500
1,000,000	A-	BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (f)	1,005,001
1,000,000	A	Household Finance Corp., Notes, 8.000% due 7/15/10	1,157,397
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,281,250
1,225,000	A-	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (d)(e)	1,626,561
975,000	BBB-	Webster Bank, Sub. Notes, 5.875% due 1/15/13	1,023,283
1,250,000	AA-	Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (f)	1,256,157

			9,305,124

Diversified Financials - 2.2%
1,000,000	A+	American Express Co., Notes, 5.500% due 9/12/06	1,020,578
195,000	B-	BCP Caylux Holdings, Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (e)	215,963
100,000	B-	Borden US Finance Corp, Sr. Secured Notes, 9.000% due 7/15/14 (e)	100,500
1,000,000	BBB-	Capital One Financial Corp., Sr. Notes, 4.800% due 2/21/12	985,470
1,250,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, 4.125% due 9/15/09	1,224,877
1,000,000	A-	Encana Holdings Financial Corp., 5.800% due 5/1/14	1,058,999
875,000	BB+	Ford Motor Credit Corp., Notes, 7.250% due 10/25/11	809,773
1,500,000	AAA	General Electric Capital Corp., Notes, 2.581% due 6/22/07 (f)	1,502,313
1,000,000	BB	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	877,201

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Diversified Financials - 2.2% (continued)
$1,250,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	$1,241,005
750,000	BBB-	Istar Financial Inc., 6.000% due 12/15/10	773,280
1,425,000	A+	Merrill Lynch & Co., 5.450% due 7/15/14	1,474,359
1,500,000	A+	Nationwide Building Society, 4.250% due 2/1/10 (e)	1,486,270
1,000,000	A-	Pemex Finance Ltd., Sr. Notes, 9.030% due 2/15/11	1,138,045
225,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (e)	227,812

			14,136,445

Insurance - 0.7%
1,500,000	A-	The Hartford Financial Services Group, Inc., Notes, 2.375% due 6/1/07	1,470,522
1,000,000	BBB	Infinity Property & Casualty Corp., Sr. Notes, Series B, 5.500% due 2/18/15	991,332
645,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	711,256
1,000,000	BBB+	Unitrin, Inc., Sr. Notes, 4.875% due 11/1/10	988,063

			4,161,173

Real Estate - 0.1%
660,000	B+	Host Marriott L.P., Notes, Series I, 9.500% due 1/15/07	706,200

		TOTAL FINANCIALS	28,308,942

HEALTHCARE - 1.2%
Healthcare Equipment & Supplies - 0.1%
325,000	B-	IASIS Healthcare LLC., Sr. Sub. Notes, 8.750% due 6/15/14 (e)	335,562
225,000	B-	Medical Device Manufacturing Inc., 10.000% due 7/15/12 (e)	241,875

			577,437

Healthcare Providers & Services - 0.9%
175,000	B-	Ameripath Inc., Guaranteed Sr. Notes, 10.500% due 4/1/13	175,875
125,000	B	Davita Inc., 6.625% due 3/15/13 (e)	124,375
100,000	B	Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10	109,125
		HCA Inc.:
900,000	BB+	7.125% due 6/1/06	928,044
100,000	BB+	6.375% due 1/15/15	100,861
1,000,000	BBB	Humana Inc., 6.300% due 8/1/18	1,065,215
225,000	B-	National Mentor Inc., 9.625% due 12/1/12	235,687
		Tenet Healthcare Corp.:
25,000	B	Notes, 9.875% due 7/1/14	25,813
450,000	B	Sr. Notes, 7.375% due 2/1/13	424,125
1,130,000	A	UnitedHealth Group Inc., Notes, 4.125% due 8/15/09	1,116,849
998,000	BBB+	Wellpoint Health Networks Inc., Notes, 6.375% due 6/15/06	1,023,172

			5,329,141

Pharmaceuticals - 0.2%
225,000	BB-	Valeant Pharmaceuticals International, Sr. Notes, 7.000% due 12/15/11 (e)	221,625
1,250,000	A	Wyeth, Notes, 5.550% due 3/15/13	1,296,595

			1,518,220

		TOTAL HEALTHCARE	7,424,798

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.3%
$950,000	BBB-	Goodrich Corp., 7.500% due 4/15/08	$1,032,278
200,000	B+	Moog Inc., 6.250% due 1/15/15	199,000
350,000	BB-	Sequa Corp., Series B, Sr. Notes, 8.875% due 4/1/08	362,250

			1,593,528

Airlines - 0.1%
		Continental Airlines Inc., Pass-Through Certificates:
96,767	B+	Series 2000-2, 8.312% due 10/2/12	75,486
510,000	B	Series D, 7.568% due 12/1/06	415,317
		United Air Lines Inc., Pass-Through Certificates:
162,820	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (g)	38,368
245,469	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (g)	91,755
		Series 2001-1:
105,000	NR	Class B, 6.932% due 9/1/11 (g)	50,314
230,000	NR	Class C, 6.831% due 9/1/08 (g)	31,771

			703,011

Building Products - 0.3%
200,000	B+	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (e)	190,000
90,000	CCC+	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	96,075
1,250,000	BBB+	Masco Corp., Notes, 6.500% due 8/15/32	1,397,724
150,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	133,500

			1,817,299

Commercial Services & Supplies - 0.7%
485,000	BB-	Allied Waste North America Inc., Series B, Sr. Sub. Notes, 8.500% due 12/1/08	496,519
100,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11	102,500
270,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08	230,850
850,000	BBB	Centex Corp., 5.125% due 10/1/13	838,555
125,000	BB-	Corrections Corp. of America, 6.250% due 3/15/13 (e)	121,250
200,000	B	Hines Nurseries Inc., Sr. Notes, 10.250% due 10/1/11	211,000
225,000	B	IMCO Recycling Inc., Sr. Secured Notes, Series A, 10.375% due 10/15/10	245,812
		Interface, Inc., Notes:
150,000	B-	10.375% due 2/1/10	161,250
50,000	CCC	9.500% due 2/1/14	50,250
225,000	B	Iron Mountain Inc., 8.625% due 4/1/13	226,687
235,000	B+	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	251,450
		Service Corp. International:
250,000	BB	Debentures, 7.875% due 2/1/13	258,750
		Notes:
535,000	BB	6.875% due 10/1/07	546,369
610,000	BB	6.500% due 3/15/08	616,100

			4,357,342

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Construction & Engineering - 0.3%
$1,000,000	BBB-	M.D.C. Holdings, Inc., Sr. Notes, 5.500% due 5/15/13	$1,012,597
680,000	BB-	Schuler Homes, Inc., Notes, 10.500% due 7/15/11	750,858
185,000	B+	Standard Pacific Corp, Sr. Sub. Notes, 9.250% due 4/15/12	204,425

			1,967,880

Diversified Manufacturing Operations - 0.0%
100,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	103,500

Industrial Conglomerates - 0.2%
1,500,000	AA	3M Co., Medium-Term Notes, Series C, 4.150% due 6/30/05 (d)	1,501,026

Machinery - 0.2%
95,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	93,337
200,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (e)	205,000
50,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (e)	49,000
195,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	211,575
375,000	B-	Mueller Holdings Inc., Sr. Discount Notes, step bond to yield 11.980% due 4/15/14 (f)	251,250
140,000	B+	NMHG Holding Co., Notes, 10.000% due 5/15/09	151,550

			961,712

Road & Rail - 0.1%
672,395	A	Union Pacific Corp., Series 04 -1, 5.404% due 7/2/25	689,040

		TOTAL INDUSTRIALS	13,694,338

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
225,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	225,000

Electronic Equipment & Instruments - 0.1%
650,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	683,740

Semiconductors - 0.1%
		Amkor Technology Inc.:
400,000	B-	Sr. Notes, 7.125% due 3/15/11	316,000
160,000	CCC	Sr. Sub. Notes, 10.500% due 5/1/09	128,000

			444,000

		TOTAL INFORMATION TECHNOLOGY	1,352,740

MATERIALS - 1.6%
Chemicals - 0.5%
250,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	265,000
190,000	BB-	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	206,150
150,000	BB-	Arco Chemical Co., 9.800% due 2/1/20	166,500
200,000	B+	Ethyl Corp., Sr. Notes, 8.875% due 5/1/10	211,500
290,000	BB-	ISP Chemco, Sr. Sub. Notes, Series B, 10.250% due 7/1/11	315,375
385,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	415,800
283,000	NR	Key Plastics, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (b)(g)	354
335,000	BB-	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12	384,412
135,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	157,275
230,000	B-	OM Group Inc., Notes, 9.250% due 12/15/11	233,450
225,000	CCC+	Resolution Performance Products LLC, Sr. Notes, 9.500% due 4/15/10	231,187

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Chemicals - 0.5% (continued)
		Rhodia, Sr. Sub. Notes:
$50,000	CCC+	10.250% due 6/1/10 (e)	$53,250
250,000	CCC+	8.875% due 6/1/11 (e)	235,000
35,000	B+	Terra Capital Inc., Sr. Notes, 12.875% due 10/15/08	41,650
130,000	BB-	Westlake Chemical Corp, 8.750% due 7/15/11	142,025

			3,058,928

Construction Materials - 0.1%
		The Williams Cos. Inc., Notes:
50,000	B+	7.625% due 7/15/19	53,875
550,000	B+	8.750% due 3/15/32	635,250

			689,125

Containers & Packaging - 0.4%
225,000	B-	Anchor Glass Container Corp., Sr. Secured Notes, Series B, 11.000% due 2/15/13	183,375
205,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	227,550
225,000	BB-	Huntsman Advanced Materials LLC, Sr. Secured 2nd Lien Notes, 11.000% due 7/15/10 (e)	257,625
750,000	BB-	Owens-Brockway Glass Container Inc., Secured Notes, 8.875% due 2/15/09	802,500
95,000	CCC+	Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10	71,725
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (e)	358,888
350,000	B	Stone Container Finance Co. - Canada, Sr. Notes, 7.375% due 6/15/14 (e)	323,750
140,000	CCC-	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	116,200

			2,341,613

Metals & Mining - 0.1%
100,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	92,250
114,000	BBB+	Ispat Inland ULC., Secured Notes, 9.750% due 4/1/14 (e)	130,815
375,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	450,912
225,000	B	Wolverine Tube Inc., Notes, 10.500% due 4/1/09	228,375

			902,352

Paper & Forest Products - 0.5%
215,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	183,825
		Appleton Papers Inc., Guaranteed Sr. Notes, Series B:
50,000	BB-	8.125% due 6/15/11	50,750
175,000	B+	9.750% due 6/15/14 (e)	179,375
100,000	B-	Blue Ridge Paper Products Inc., Sr. Notes, 9.500% due 12/15/08	97,500
		Buckeye Technologies Inc., Sr. Sub. Notes:
12,000	B	9.250% due 9/15/08	12,120
645,000	B	8.000% due 10/15/10	635,325
1,000,000	BB+	Domtar Inc., Notes, 5.375% due 12/1/13	912,860
225,000	B-	MDP Acquisitions PLC, 9.625% due 10/1/12	223,875
800,000	BBB	Weyerhauser Co., 7.375% due 3/15/32	872,742

			3,168,372

		TOTAL MATERIALS	10,160,390

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.9%
$455,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.193% due 2/1/10 (b)(g)	$0
		Intelstat Bermuda Ltd.:
100,000	B+	7.805% due 1/15/12 (e)	100,750
125,000	B	Step bond to yield 9.254% due 1/15/12 (e)	76,250
625,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	530,469
500,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	503,750
50,000	B-	NTL Cable Plc., Sr. Notes, 8.750% due 4/15/14 (e)	53,125
81,000	B+	PanAmSat Corp, Sr. Notes, 9.000% due 8/15/14 (e)	84,645
380,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (e)	404,700
		Qwest Services Corp., Notes:
200,000	B	14.000% due 12/15/10 (e)	226,000
313,000	B	14.500% due 12/15/14 (e)	364,645
250,000	B-	Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10	261,875
1,000,000	BBB-	Sprint Capital Corp., Sr. Notes, 6.875% due 11/15/28	1,118,494
1,500,000	A+	Verizon Florida Inc., Series F, Debentures, 6.125% due 1/15/13	1,585,203

			5,309,906

Wireless Telecommunication Services - 0.7%
193,000	CCC+	Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to yield 11.437% due 7/31/10	211,335
81,000	CCC+	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	85,151
1,525,000	A	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31 (d)	2,086,078
		Crown Castle International Corp., Sr. Notes:
45,000	CCC+	10.750% due 8/1/11	48,375
200,000	CCC+	7.500% due 12/1/13 (e)	214,000
475,000	BB	Nextel Communications Inc., Sr. Notes, 7.375% due 8/1/15	508,250
202,000	BB-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	222,200
250,000	CCC-	SBA Communications Corp., 8.500% due 12/1/12 (e)	261,875
800,000	CCC	Ubiquitel Operating Co., 9.875% due 3/1/11	870,000

			4,507,264

		TOTAL TELECOMMUNICATION SERVICES	9,817,170

UTILITIES - 0.8%
Electric Utilities - 0.6%
		The AES Corp., Sr. Notes:
75,000	B-	9.500% due 6/1/09	81,750
400,000	B-	7.750% due 3/1/14	410,000
1,250,000	A	Alabama Power Co., 5.650% due 3/15/35	1,260,009
75,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	86,102
		Calpine Corp., Sr. Notes:
195,000	CCC	8.750% due 7/15/07	110,175
250,000	B-	8.500% due 7/15/10	175,000
250,000	B-	8.750% due 7/15/13	173,750

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
Electric Utilities - 0.6% (continued)
		Edison Mission Energy, Sr. Notes:
$380,000	B+	10.000% due 8/15/08	$417,050
75,000	B+	9.875% due 4/15/11	85,125
25,000	B+	MCI Inc., 8.735% due 5/1/14	27,125
352,000	B	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (e)	357,280
210,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	252,000
425,000	B+	Reliant Resources, Inc., Sr. Secured Notes, 9.500% due 7/15/13	443,062

			3,878,428

Water Utilities - 0.2%
1,000,000	BBB+	United Utilities PLC, Notes, 4.550% due 6/19/18	922,702

		TOTAL UTILITIES	4,801,130

		TOTAL CORPORATE BONDS & NOTES (Cost - $109,217,470)	110,655,413

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
6,000	B	Sanmina Corp., Sub. Debentures, zero coupon to yield 5.530% due 9/12/20 (Cost - $3,190)	3,263

ASSET-BACKED SECURITIES - 1.7%
2,750,745	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Class D, 10.875% due 3/15/12 (b)(g)	0
2,500,000	AAA	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10	2,482,207
1,875,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23 (d)(f)	1,988,922
2,075,000	AAA	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09 (d)(f)	2,096,200
2,325,000	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32 (d)	2,277,575
1,515,443	AAA	Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07 (d)	1,507,406
396,611	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A-2, 1.870% due 2/25/33 (d)(f)	398,068

		TOTAL ASSET-BACKED SECURITIES (Cost - $13,756,336)	10,750,378

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 15.4%
U.S. Government Agencies - 11.0%
2,500,000		Federal Home Loan Bank (FHLB), 6.625% due 11/15/10	2,784,232
		Federal Home Loan Mortgage Corp. (FHLMC):
2,440,427		4.000% due 12/1/07	2,436,920
3,500,000		5.000% due 2/15/20 (h)(i)	3,526,250
2,000,000		5.000% due 2/10/35 (h)(i)	1,980,624
4,900,000		5.500% due 2/10/35 (h)(i)	4,955,125
3,500,000		6.000% due 2/10/35 (h)(i)	3,592,967
		Federal National Mortgage Association (FNMA):
5,000,000		4.500% due 2/15/20 (h)(i)	4,946,875

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(c)	SECURITY	VALUE
U.S. Government Agencies - 11.0% (continued)
$1,500,000		5.000% due 2/15/20 (h)(i)	$1,510,782
2,050,000		5.500% due 2/15/20 (h)(i)	2,098,048
557,309		6.500% due 4/1/29	581,523
670,842		6.500% due 5/1/29	699,989
113,692		8.500% due 10/1/30	124,146
1,699,515		7.500% due 7/1/32	1,819,911
1,883,607		5.000% due 3/1/34 (d)	1,871,179
5,060,694		5.000% due 3/1/34 (d)	5,027,303
8,000,000		5.500% due 2/10/35 (h)(i)	8,077,504
6,000,000		6.000% due 2/10/35 (h)(i)	6,161,250
6,000,000		6.500% due 2/10/35 (h)(i)	6,240,000
1,500,000		Sub. Benchmark Notes, 6.250% due 2/1/11 (d)	1,624,515
		Government National Mortgage Association (GNMA):
351,342		7.000% due 2/15/24	374,039
2,346,408		7.000% due 7/15/31	2,497,824
2,000,000		5.000% due 2/16/35 (h)(i)	1,996,250
4,000,000		5.500% due 2/16/35 (h)(i)	4,068,752

			68,996,008

U.S. Treasury Obligations - 4.4%
		U.S. Treasury Bonds:
2,900,000		7.250% due 5/15/16 (d)	3,643,128
3,110,000		8.750% due 8/15/20	4,556,150
2,350,000		5.500% due 8/15/28 (d)	2,646,873
		U.S. Treasury Notes:
4,500,000		5.750% due 11/15/05 (d)	4,561,699
10,000,000		3.375% due 10/15/09 (d)	9,802,350
2,000,000		4.250% due 8/15/13	2,016,720
480,000		4.750% due 5/15/14	500,513
345,000		4.250% due 8/15/14	346,564

			28,073,997

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $96,827,002)	97,070,005

SOVEREIGN DEBT - 0.4%
Canada - 0.2%
1,225,000	AA	Province of Ontario, Notes, 3.282% due 3/28/08	1,197,667

Supranational - 0.2%
1,200,000	A	Corporación Andina de Fomento, Notes, 6.875% due 3/15/12	1,334,942

		TOTAL SOVEREIGN DEBT (Cost - $2,436,788)	2,532,609

WARRANTS
WARRANTS (a) - 0.0%
Containers & Packaging - 0.0%
95		Pliant Corp., Expire 6/1/10 (b)(e)	1

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

WARRANTS	SECURITY	VALUE
Diversified Telecommunication Services - 0.0%
455	GT Group Telecom Inc., Expire 2/1/10 (b)(e)	$0
485	IWO Holdings Inc., Expire 1/15/11 (b)(e)	0

		0

Internet Software & Services - 0.0%
505	Cybernet Internet Services Intl., Expire 7/1/09 (b)(e)	0

Printing/Publishing - 0.0%
505	Merrill Corp., Class B Shares, Expire 5/1/09 (b)(e)	0

	TOTAL WARRANTS (Cost - $194,409)	1

FACE AMOUNT
REPURCHASE AGREEMENTS - 12.0%
$27,410,000	Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05 with Bank of America, 2.960% due 5/2/05; Proceeds at maturity - $27,416,761; (Fully collateralized by U.S. government agency obligations, 0.000% to 3.350% due 7/27/05 to 11/9/07; Market value - $27,958,209)	27,410,000
10,000,000	Interest in $485,347,000 joint tri-party repurchase agreement dated 4/29/05 with Morgan Stanley, 2.950% due 5/2/05; Proceeds at maturity - $10,002,458; (Fully collateralized by U.S. government agency obligations, 0.000% to 6.000% due 7/22/05 to 3/3/25; Market value - $10,274,229)	10,000,000
37,807,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity - $37,816,294; (Fully collateralized by U.S. government agency obligations, 0.000% to 8.875% due 7/6/05 to 8/6/38; Market value - $38,563,302)	37,807,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $75,217,000)	75,217,000

	TOTAL INVESTMENTS - 107.4% (Cost - $617,470,306***)	674,902,848
	Liabilities in Excess of Other Assets - (7.4)%	(46,744,911)

	TOTAL NET ASSETS - 100.0%	$628,157,937

(a)	Non-income producing security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) are rated by Moody’s Investors Service.

(d)	All or a portion of this security has been segregated as collateral for mortgage dollar roll transactions.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Variable rate security.

(g)	Security is in default.

(h)	Security is issued on a to-be-announced (“TBA”) basis.

(i)	Security acquired under mortgage dollar roll agreement.

***	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Bond Ratings page following the Schedule of Investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Dividend and Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions - Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,752,367
Gross unrealized depreciation	(15,319,825)

Net unrealized appreciation	$57,432,542

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	June 29, 2005

By:	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	June 29, 2005